Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$135,386	$132,505	$118,184	$126,872
Cost of sales	38,768	41,504	36,185	40,449
Cost of sales - restructuring	—	—	1,900	571
Gross profit	96,618	91,001	80,099	85,852
Operating expenses:
Selling, general and administrative	74,825	70,821	83,581	72,361
Research and development	9,207	7,807	6,769	6,331
Amortization of intangible assets	690	677	721	782
Restructuring charges	—	—	12,132	2,273
Total operating expenses	84,722	79,305	103,203	81,747
Operating income (loss)	$11,896	$11,696	$(23,104)	$4,105
Net income (loss)	$3,592	$6,147	$(16,045)	$1,163
Net income (loss) per share, basic	$0.09	$0.16	$(0.42)	$0.03
Net income(loss) per share, diluted	$0.09	$0.16	$(0.42)	$0.03

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$131,244	$127,734	$121,708	$138,287
Cost of sales	40,141	39,934	37,989	40,392
Gross profit	91,103	87,800	83,719	97,895
Operating expenses:
Selling, general and administrative	76,438	67,774	64,877	73,324
Research and development	9,835	9,784	8,779	8,902
Amortization of intangible assets	649	634	708	720
Restructuring charges	544	461	134	(220)
Total operating expenses	87,466	78,653	74,498	82,726
Operating income	$3,637	$9,147	$9,221	$15,169
Net (loss) income	$(525)	$4,847	$4,650	$8,869
Net (loss) income per share, basic	$(0.01)	$0.13	$0.12	$0.23
Net (loss) income per share, diluted	$(0.01)	$0.13	$0.12	$0.22